Derivative instruments - Hedged Items in Fair Value Hedging Relationships (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Derivative [Line Items]
Cumulative basis increase (decrease) for active hedging relationships	$ 1	$ (92)
Fair value hedging | Debt Securities
Derivative [Line Items]
Carrying amount of hedged asset or liability, Available-for-sale securities	46,420	40,751
Hedge accounting basis adjustment increase (decrease), Available-for-sale securities	(910)	(1,650)
Hedge accounting basis adjustment increase (decrease), discontinued hedges	(332)	(474)
Hedged assets, subject to portfolio layer method hedging	15,100	12,100
Cumulative basis increase (decrease) for active hedging relationships	1	92
Fair value hedging | Debt Securities | Designated as hedging
Derivative [Line Items]
Hedged assets, subject to portfolio layer method hedging	8,900	6,200
Fair value hedging | Loans
Derivative [Line Items]
Carrying amount of hedged asset or liability, Available-for-sale securities	2,939	3,162
Hedge accounting basis adjustment increase (decrease), Available-for-sale securities	(9)	(7)
Hedged assets, subject to portfolio layer method hedging	2,900	3,200
Cumulative basis increase (decrease) for active hedging relationships	(9)	7
Fair value hedging | Loans | Designated as hedging
Derivative [Line Items]
Hedged assets, subject to portfolio layer method hedging	1,400	1,400
Fair value hedging | Long-term debt
Derivative [Line Items]
Carrying amount of hedged asset or liability, Long-term debt	28,375	27,458
Hedged liability, fair value hedge, cumulative increase (decrease)	(264)	(1,042)
Hedged liability, discontinued fair value hedge, cumulative increase (decrease)	$ 10	$ (5)